UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                    FORM N-Q
                                    ________

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)
                                    ________


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                     DATE OF FISCAL YEAR END: JULY 31, 2006

                    DATE OF REPORTING PERIOD: APRIL 30, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                    COMPANY FUND
                                                                  APRIL 30, 2006
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 91.8%
--------------------------------------------------------------------------------
                                                    SHARES          VALUE
                                               -------------  ----------------
CONSUMER DISCRETIONARY -- 14.9%
    Bright Horizons Family Solutions*                 10,400  $       413,088
    Corinthian Colleges*                              42,600          634,314
    Education Management*                             21,000          891,660
    Harte-Hanks                                       25,900          707,070
    Lee Enterprises                                   16,000          492,800
    Matthews International, Cl A                      10,400          361,920
    Prestige Brands Holdings*                         32,400          396,252
    Regis                                             15,700          550,599
    Timberland, Cl A*                                 10,500          357,525
    Universal Technical Institute*                    27,200          670,480
                                                              ----------------
                                                                    5,475,708
                                                              ----------------
CONSUMER STAPLES -- 10.4%
    Central Garden and Pet*                           14,900          733,974
    Hain Celestial Group*                             31,800          855,420
    Lancaster Colony                                  17,300          710,165
    Nu Skin Enterprises, Cl A                         22,000          363,440
    Tootsie Roll Industries                           22,700          663,975
    WD-40                                             16,000          502,880
                                                              ----------------
                                                                    3,829,854
                                                              ----------------
ENERGY -- 2.2%
    Comstock Resources*                                6,200          192,696
    Encore Acquisition*                                6,400          196,096
    Energy Partners*                                   8,400          216,636
    Whiting Petroleum*                                 4,500          190,125
                                                              ----------------
                                                                      795,553
                                                              ----------------
FINANCIALS -- 13.7%
    Alleghany*                                         2,900          829,400
    Cathay General Bancorp                             9,100          348,166
    CVB Financial                                     21,400          349,248
    East West Bancorp                                 10,800          428,436
    First Midwest Bancorp                             10,600          381,918
    Frontier Financial                                 6,500          216,645
    Glacier Bancorp                                    6,500          197,340
    Hanmi Financial                                   13,600          264,928
    Healthcare Realty Trust                           16,900          640,003
    Independent Bank                                   9,100          289,562
    Navigators Group*                                  4,300          203,433
    Prosperity Bancshares                              9,100          296,660
    RLI                                                8,000          396,800
    Sterling Bancshares                               11,000          182,160
                                                              ----------------
                                                                    5,024,699
                                                              ----------------
HEALTH CARE -- 16.7%
    American Medical Systems Holdings*                31,600          701,836
    Arrow International                                6,600          206,118
    Arthrocare*                                        8,400          380,772
    Bio-Rad Laboratories, Cl A*                        6,900          451,329
    Cooper                                             6,900          378,258
    Diagnostic Products                                6,400          371,200
    Gen-Probe*                                         4,500          240,615

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                    COMPANY FUND
                                                                  APRIL 30, 2006
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                    SHARES          VALUE
                                               -------------  ----------------
HEALTH CARE -- CONTINUED
    Greatbatch*                                       15,700  $       384,650
    Integra LifeSciences Holdings*                     9,300          390,228
    Salix Pharmaceuticals*                            18,800          257,560
    Serologicals*                                     21,100          656,632
    Sybron Dental Specialties*                        13,100          616,224
    Symmetry Medical*                                 10,800          214,920
    Ventana Medical Systems*                           6,800          331,160
    Wright Medical Group*                             23,000          539,810
                                                              ----------------
                                                                    6,121,312
                                                              ----------------
INDUSTRIALS -- 15.5%
    ABM Industries                                    45,400          780,880
    Actuant, Cl A                                      4,500          287,775
    Brady, Cl A                                       18,200          654,654
    CLARCOR                                            9,100          318,500
    CRA International*                                10,600          516,856
    Esterline Technologies*                            5,900          261,488
    G&K Services, Cl A                                11,000          450,670
    HEICO, Cl A                                        6,500          180,050
    IDEX                                               6,900          350,520
    Moog, Cl A*                                       12,900          483,105
    Navigant Consulting*                              23,300          491,164
    Ritchie Bros. Auctioneers                          2,600          140,140
    Schawk                                            22,700          575,218
    Waste Connections*                                 4,500          173,250
                                                              ----------------
                                                                    5,664,270
                                                              ----------------
INFORMATION TECHNOLOGY -- 14.6%
    CACI International, Cl A*                          8,400          525,336
    Diebold                                           10,500          446,775
    eFunds*                                           21,400          550,836
    Euronet Worldwide*                                14,900          532,526
    Factset Research Systems                          13,000          573,820
    Faro Technologies*                                 4,500           68,355
    FileNET*                                           6,600          183,612
    Kronos*                                            8,300          378,812
    Mettler-Toledo International*                     13,000          842,400
    Perot Systems, Cl A*                              21,400          322,712
    RightNow Technologies*                            13,400          248,034
    SI International*                                  5,800          197,606
    WebEx Communications*                             13,600          480,760
                                                              ----------------
                                                                    5,351,584
                                                              ----------------
MATERIALS -- 3.8%
    AptarGroup                                        13,600          712,776
    MacDermid                                          9,100          312,130
    Minerals Technologies                              6,500          371,930
                                                              ----------------
                                                                    1,396,836
                                                              ----------------
    TOTAL COMMON STOCK
        (Cost $31,184,700)                                         33,659,816
                                                              ----------------

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                    COMPANY FUND
                                                                  APRIL 30, 2006
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 9.5%
--------------------------------------------------------------------------------
                                                FACE AMOUNT        VALUE
                                              --------------  ---------------
    Morgan Stanley
    4.500%, dated 04/28/06, to
    be repurchased on 05/01/06,
    repurchase price $3,501,956
    (collateralized by a U.S.
    Treasury Note, par value
    $3,497,831, 4.625%, 05/15/06,
    total market value $3,570,702)
    (Cost $3,500,643)                         $    3,500,643  $     3,500,643
                                                              ---------------

    TOTAL INVESTMENTS -- 101.3%
        (Cost $34,685,343)+                                   $    37,160,459
                                                              ===============

       PERCENTAGES ARE BASED ON NET ASSETS OF $36,683,694.

       * NON-INCOME PRODUCING SECURITY
      CL -- CLASS

       + AT APRIL 30, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
         $34,685,343 AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $3,090,754 AND ($615,638,) RESPECTIVELY.

         FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

                                                                 CSC-QH-001-0300

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Cirlce Fund II

                                        /s/ James F. Volk
By (Signature and Title)*               -----------------
                                        James F. Volk
                                        President

Date: June 19, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                        /s/ James F. Volk
By (Signature and Title)*               ------------------
                                        James F. Volk
                                        President

Date: June 19, 2006
                                        /s/ Michael Lawson
By (Signature and Title)*               ----------------------------
                                        Michael Lawson
                                        Controller and Chief Financial Officer

Date: June 19, 2006

* Print the name and title of each signing officer under his or her signature.